Note 4 - Inventories (10Q)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]

4. INVENTORIES

Inventories consist of the following:

	June 30,	September 30,
	2023	2022
Finished Goods	$56,828	$9,063
Goods-in-process	1,326,110	1,405,785
Total	$1,382,938	$1,414,848

The Company capitalizes inventory that has been produced for commercial sale and has been determined to have a probable future economic benefit. The determination of whether or not the inventory has a future economic benefit requires estimates by management. To the extent that inventory is expected to expire prior to being sold or used for research and development or used for samples, the Company will write down the value of inventory. In evaluating the net realizable value of the inventory, appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors.

4.	INVENTORIES

Inventories consist of the following:

	September 30,	September 30,
	2022	2021
Finished Goods	$9,063	$249,571
Goods-in-process	1,405,785	844,194
Total	$1,414,848	$1,093,765

The Company capitalizes inventory that has been produced for commercial sale and has been determined to have a probable future economic benefit. The determination of whether or not the inventory has a future economic benefit requires estimates by management, to the extent that inventory is expected to expire prior to being sold or used for research and development or used for samples, the Company will write down the value of inventory. In evaluating the net realizable value of the inventory, appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors.